Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 630	$ 514
Cost method	62	15
Total	$ 692	$ 529